Related party transactions - Other transactions with TELUS Corporation (Details) shares in Millions, $ in Millions		1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 03, 2021 shares	Jan. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Related party transactions
Amounts due from affiliates, receivable period				30 days
Term of master service agreement		10 years
Shares issued (in shares) | shares	21.0
Shares issued				$ 4	$ 3	$ 527
Multiple voting shares
Related party transactions
Share split ratio	4.5			4.5
TELUS Corporation (parent)
Related party transactions
Minimum annual spend amount		$ 200
Portion of consideration paid (received) consisting of cash and cash equivalents			$ 1
Net identifiable assets acquired				$ 2
Increase (decrease) in goodwill			$ 9
TELUS Corporation (parent) | Multiple voting shares
Related party transactions
Shares issued (in shares) | shares	153.0
Number of shares converted to subordinate voting shares (in shares) | shares	7.0
Baring Private Equity Asia | Multiple voting shares
Related party transactions
Shares issued (in shares) | shares	82.0